INCOME TAXES (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	Nov. 30, 2020	Nov. 30, 2019
Current expense (benefit):
Federal
State
Foreign					292,529
Total current expense (benefit):					292,529
Deferred expense (benefit):
Federal
State
Foreign
Total deferred expense (benefit)
Total income tax expense (benefit)	$ 183,000	$ 0	$ 183,000	$ 0	$ 292,529